Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 98.20%
Consumer discretionary: 13.77%
Auto components: 1.84%
Dana Incorporated	963,143	$ 18,800,551
Diversified consumer services: 1.27%
Houghton Mifflin Harcourt Company †	561,399	1,869,459
Service Corporation International	226,592	11,125,667
		12,995,126
Hotels, restaurants & leisure: 3.30%
Jack in the Box Incorporated	138,457	12,848,810
Planet Fitness Incorporated Class A †	188,111	14,603,057
Texas Roadhouse Incorporated	79,098	6,182,300
		33,634,167
Household durables: 1.04%
Mohawk Industries Incorporated †	74,841	10,548,839
Internet & direct marketing retail: 1.09%
The RealReal Incorporated †	566,178	11,063,118
Specialty retail: 3.96%
Burlington Stores Incorporated †	65,146	17,038,936
Tractor Supply Company	71,518	10,054,000
Ulta Beauty Incorporated †	46,330	13,304,123
		40,397,059
Textiles, apparel & luxury goods: 1.27%
Levi Strauss & Company Class A	645,382	12,959,271
Consumer staples: 0.63%
Household products: 0.63%
Church & Dwight Company Incorporated	74,306	6,481,712
Financials: 12.32%
Banks: 2.11%
Pinnacle Financial Partners Incorporated	131,350	8,458,940
Sterling Bancorp	443,229	7,969,257
Veritex Holdings Incorporated	197,957	5,079,577
		21,507,774
Capital markets: 1.62%
Cboe Global Markets Incorporated	104,256	9,708,319
Raymond James Financial Incorporated	71,677	6,857,339
		16,565,658
Consumer finance: 1.75%
Discover Financial Services	197,771	17,904,209
Insurance: 5.70%
Arch Capital Group Limited †	313,126	11,294,455
Axis Capital Holdings Limited	222,952	11,234,551
CNO Financial Group Incorporated	624,747	13,888,126
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Insurance (continued)
Reinsurance Group of America Incorporated	102,611	$ 11,892,615
Willis Towers Watson plc	46,398	9,775,131
		58,084,878
Thrifts & mortgage finance: 1.14%
Essent Group Limited	269,274	11,632,637
Health care: 11.25%
Biotechnology: 1.53%
Acceleron Pharma Incorporated †	27,878	3,566,711
Agios Pharmaceuticals Incorporated †	65,567	2,841,018
Neurocrine Biosciences Incorporated †	52,785	5,059,442
Sage Therapeutics Incorporated †	48,376	4,185,008
		15,652,179
Health care equipment & supplies: 4.86%
Haemonetics Corporation †	138,373	16,431,794
Integer Holdings Corporation †	164,480	13,354,131
LivaNova plc †	298,181	19,742,564
		49,528,489
Health care providers & services: 2.26%
Humana Incorporated	29,932	12,280,202
Laboratory Corporation of America Holdings †	52,672	10,721,386
		23,001,588
Life sciences tools & services: 2.60%
Bio-Rad Laboratories Incorporated Class A †	35,245	20,545,720
Codexis Incorporated †	275,391	6,011,786
		26,557,506
Industrials: 22.24%
Aerospace & defense: 2.29%
Hexcel Corporation	94,093	4,562,570
MTU Aero Engines AG †	72,160	18,809,883
		23,372,453
Building products: 3.40%
Armstrong World Industries Incorporated	160,647	11,950,530
Masonite International Corporation †	230,880	22,704,739
		34,655,269
Commercial services & supplies: 3.64%
IAA Incorporated †	215,402	13,996,822
Republic Services Incorporated	117,646	11,329,310
Stericycle Incorporated †	170,152	11,796,638
		37,122,770
Construction & engineering: 0.84%
APi Group Corporation 144A†	475,374	8,628,034
See accompanying notes to portfolio of investments

2  |  Wells Fargo Common Stock Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Electrical equipment: 2.61%
AMETEK Incorporated	99,788	$ 12,068,361
Sensata Technologies Holding plc †	275,445	14,526,969
		26,595,330
Industrial conglomerates: 1.97%
Carlisle Companies Incorporated	128,649	20,092,401
Machinery: 3.37%
Altra Industrial Motion Corporation	156,653	8,683,276
Ingersoll Rand Incorporated †	211,953	9,656,579
ITT Incorporated	208,132	16,030,327
		34,370,182
Road & rail: 0.57%
Saia Incorporated †	31,937	5,774,210
Trading companies & distributors: 3.55%
Air Lease Corporation	441,580	19,614,984
United Rentals Incorporated †	71,410	16,560,693
		36,175,677
Information technology: 23.15%
IT services: 4.30%
Black Knight Incorporated †	131,500	11,618,025
EVO Payments Incorporated Class A †	541,422	14,623,808
Genpact Limited	324,620	13,426,283
Paya Holdings Incorporated Class A †	303,138	4,116,614
		43,784,730
Semiconductors & semiconductor equipment: 6.01%
Brooks Automation Incorporated	205,113	13,916,917
Marvell Technology Group Limited	398,316	18,935,943
Maxim Integrated Products Incorporated	140,548	12,459,580
ON Semiconductor Corporation †	489,037	16,006,181
		61,318,621
Software: 12.84%
8x8 Incorporated †	711,289	24,518,132
Fair Isaac Corporation †	27,211	13,905,909
Medallia Incorporated †	431,951	14,349,412
New Relic Incorporated †	31,810	2,080,374
Nuance Communications Incorporated †	368,374	16,241,610
Proofpoint Incorporated †	117,796	16,068,552
RealPage Incorporated †	163,110	14,229,716
SPS Commerce Incorporated †	102,786	11,161,532
Zendesk Incorporated †	128,511	18,392,494
		130,947,731
Materials: 4.31%
Chemicals: 1.47%
Westlake Chemical Corporation	184,366	15,044,266
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

			Shares	Value
Containers & packaging: 1.31%
Crown Holdings Incorporated †			133,398	$ 13,366,480
Metals & mining: 1.53%
Steel Dynamics Incorporated			421,964	15,557,813
Real estate: 10.53%
Equity REITs: 9.39%
American Homes 4 Rent Class A			311,773	9,353,190
Camden Property Trust			62,657	6,260,687
CoreSite Realty Corporation			112,489	14,092,622
Four Corners Property Trust Incorporated			367,697	10,946,340
SBA Communications Corporation			40,656	11,470,277
STAG Industrial Incorporated			304,401	9,533,839
Sun Communities Incorporated			111,902	17,003,509
VICI Properties Incorporated			669,650	17,076,075
				95,736,539
Real estate management & development: 1.14%
Jones Lang LaSalle Incorporated †			78,462	11,641,407
Total Common stocks (Cost $631,618,810)				1,001,498,674
Exchange-traded funds: 1.23%
SPDR S&P Biotech ETF «			88,835	12,506,191
Total Exchange-traded funds (Cost $4,966,430)				12,506,191
		Yield
Short-term investments: 1.84%
Investment companies: 1.84%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	12,568,500	12,568,500
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	6,175,175	6,175,175
Total Short-term investments (Cost $18,743,675)				18,743,675
Total investments in securities (Cost $655,328,915)	101.27%			1,032,748,540
Other assets and liabilities, net	(1.27)			(12,948,675)
Total net assets	100.00%			$1,019,799,865

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Wells Fargo Common Stock Fund

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$14,083,400	$62,190,905	$(63,705,805)	$0	$0	$12,568,500		12,568,500	$4,029#
Wells Fargo Government Money Market Fund Select Class	1,768,345	115,551,079	(111,144,249)	0	0	6,175,175		6,175,175	513
				$0	$0	$18,743,675	1.84%		$4,542

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2020, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

6  |  Wells Fargo Common Stock Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$140,398,131	$0	$0	$140,398,131
Consumer staples	6,481,712	0	0	6,481,712
Financials	125,695,156	0	0	125,695,156
Health care	114,739,762	0	0	114,739,762
Industrials	207,976,443	18,809,883	0	226,786,326
Information technology	236,051,082	0	0	236,051,082
Materials	43,968,559	0	0	43,968,559
Real estate	107,377,946	0	0	107,377,946
Exchange-traded funds	12,506,191	0	0	12,506,191
Short-term investments
Investment companies	18,743,675	0	0	18,743,675
Total assets	$1,013,938,657	$18,809,883	$0	$1,032,748,540
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund  |  7